SEMI-ANNUAL REPORT








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                              Contrarian Value Fund

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                                  July 31, 2000




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Contrarian Value Fund
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                                                         Schedule of Investments
                                                       July 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
 Shares/Principal Amount                            Market Value     % of Assets
--------------------------------------------------------------------------------

 COMMON STOCKS
 Data Processing
      1,000 Billserv.com                                   9,187           1.95%
                                                       ---------
 Electronic Payment Processing
      2,000 First E Com                                   14,500           3.08%
                                                       ---------
 Food/like  Products
        400 Sara Lee Corp.                                 7,375           1.57%
                                                       ---------
 Packaging Paper and Plastics Film, Coated and Laminated
        900 Pactiv Corp*                                   8,325           1.77%
                                                       ---------
 Telegraph and Other Message Communications
        100 Level 3 Comm                                   6,843           1.45%
                                                       ---------
 Toiletries
        200 Procter & Gamble Co,*                         11,375           2.41%
                                                       ---------
 Trust Foundation
        150 Daimonds Trust*                               15,750           3.34%
                                                       ---------

Total for Common Stock                                    73,355          15.57%
                                                       ---------
 Financial Reserves
    303,693 Fifth Third Money Money Market               303,693          64.47%
                                                       ---------
 Unit Investment Trust
        120 S&P 500 Depositary Receipts*                  17,273           3.67%
                                                       ---------


            Total Investments (cost $411,763)            394,321          83.71%


            Other Assets Less Liabilities                 76,742          16.29%


            Net Assets                                   471,063         100.00%


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Contrarian Value Fund
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Statement of Assets and Liabilities
     July 31, 2000 (unaudited)

Assets:
     Investment Securities at Market Value                           $  394,321
          (Identified Cost - 411,763)
     Cash                                                                25,722
     Receivables:
     Investment Securities Sold                                          50,613
          Dividends and Interest                                          1,229
                                                                     -----------
               Total Assets                                             471,885
Liabilities
     Accrued Expenses                                                       822
                                                                     -----------
               Total Liabilities                                            822
                                                                     -----------
Net Assets                                                           $  471,063
Net Assets Consist of:
     Capital Paid In                                                    719,322
     Accumulated Undistributed Net Investment Income                      1,173
     Accumulated Realized Gain (Loss) on Investments - Net             (231,990)
     Unrealized Depreciation in Value
          of Investments Based on Identified Cost - Net                 (17,442)
                                                                     -----------
Net Assets, for 70,244 Shares Outstanding                            $  471,063
                                                                     ===========
Net Asset Value and Redemption Price
     Per Share ($471,063/70,244 shares)                                     6.71
Offering Price Per Share                                                    6.71
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 Contrarian Value Fund
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 Statement of Operations
  July 31, 2000 (unaudited)
Investment Income:
     Dividends                                                            2,530
     Interest                                                             3,081
                                                                     -----------
          Total Investment Income                                         5,611
Expenses
     Management Fees (Note 2)                                             3,327
     Administrative Fees                                                  1,331
                                                                     -----------
          Total Expenses                                                  4,658

Net Investment Income                                                       953

Realized and Unrealized Gain (Loss) on Investments:
     Realized Gain (Loss) on Investments                               (118,051)
     Unrealized Appreciation (Depreciation) on Investments               62,536
Net Realized and Unrealized Gain (Loss) on Investments                  (55,515)

Net Increase (Decrease) in Net Assets from Operations                   (54,562)

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Contrarian Value Fund
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Statement of Changes in Net Assets (Unaudited)
                                                            1/31/00     2/10/99*
                                                              to          to
                                                            7/31/00     1/31/00
From Operations:
     Net Investment Income                                      953       6,139
     Net Realized Gain (Loss) on Investments               (118,051)   (113,939)
     Net Unrealized Appreciation (Depreciation)              62,536     (79,978)
                                                           ---------   ---------
     Increase (Decrease) in Net Assets from Operations      (54,562)   (187,778)

From Distributions to Shareholders
     Net Investment Income                                        0      (5,919)
     Net Realized Gain (Loss) from Security Transactions          0           0
                                                           ---------   ---------
     Net  Increase (Decrease) from Distributions                  0      (5,919)

From Capital Share Transactions:
     Proceeds From Sale of Shares                            31,856     666,649
     Shares Issued on Reinvestment of Dividends                   0       5,919
     Cost of Shares Redeemed                                (57,249)    (27,853)
                                                           ---------   ---------
Net Increase from Shareholder Activity                      (25,393)    644,715

Net Increase  in Net Assets                                 (79,955)    451,018

Net Assets at Beginning of Period                           551,018     100,000
Net Assets at End of Period

                                                            471,063     551,018
                                                           =========   =========

Share Transactions:
     Issued                                                   4,095      65,871
     Reinvested                                                  -          718
     Redeemed                                                (7,441)     (2,999)
                                                           ---------   ---------
Net increase (decrease) in shares                            (3,346)     63,590
Shares outstanding beginning of period                       73,590      10,000
                                                           ---------   ---------
Shares outstanding end of period                             70,244      73,590
                                                           =========   =========

*commencement of operations
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 Contrarian Value Fund
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Financial Highlights (Unaudited)
Selected data for a share outstanding throughout the period:
                                                          01/31/00    02/10/99**
                                                             to          to
                                                          07/31/00     1/31/00
Net Asset Value -
     Beginning of Period                                      7.49       10.00
Net Investment Income                                         0.01        0.09
Net Gains or Losses on Securities
     (realized and unrealized)                               (0.79)      (2.52)
                                                           --------    --------
Total from Investment Operations                             (0.78)      (2.43)
Dividends
     (from net investment income)                             0.00       (0.08)
Distributions (from capital gains)                            0.00        0.00
Return of Capital                                             0.00        0.00
                                                           --------    --------
     Total Distributions                                      0.00       (0.08)
Net Asset Value -
     End of Period                                            6.71        7.49
Total Return                                                -10.41%     -24.37%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)                         471         551

Ratio of Expenses to Average Net Assets *                     1.75%       1.75%
Ratio of Net Income to Average Net Assets *                   0.36%       0.98%
Portfolio Turnover Rate *                                   747.90%     231.49%

* Annualized
** commencement of operations.


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 Contrarian Value Fund
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                                                   Notes to Financial Statements
                                                       July 31, 2000 (unaudited)



  1.)SIGNIFICANT ACCOUNTING POLICIES
     Contrarian Value Fund (the "Fund") is a non-diversified series of Firstmark Partners (the "Trust"), an open-end management investment company. The Trust was organized in Delaware as a business trust and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, there is only one series authorized by the Trust, which series has been designated as the Contrarian Value Fund. The Fund's primary investment objective is to seek capital appreciation by primarily investing in a core portfolio of 20-30 common stocks that the Fund's adviser believes to be undervalued in the marketplace. Receipt of income is a secondary objective, as some investments may yield dividends, interest or other income. Significant accounting policies of the Fund are presented below:

     SECURITY VALUATION:
     The Fund intends to invest in a wide variety of equity and debt securities. The investments in securities are carried at market value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Short-term investments are valued at amortized cost, which approximates market. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     SECURITY TRANSACTION TIMING:
     Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned. The Fund uses the identified cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     REPURCHASE AGREEMENTS:
     The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by Firstmark, the Fund's investment advisor, under guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed-upon date and price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a losses to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund was delayed pending court action.

     INCOME TAXES:
     It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

     ESTIMATES:
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
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  2.)INVESTMENT ADVISORY AGREEMENT
     The Fund has entered into an investment advisory and administration agreement with Firstock Financial Services, Inc. The Fund is authorized to pay the Adviser a fee equal to an annual average rate of 1.25% for investment adviser services and a fee equal to an annual average rate of 0.50% for administrative fees. As a result of the above calculation, for the six months ending July 31, 2000, the advisor received management fees totaling $3,327 and administrative fees totaling $1,331.

  3.)RELATED PARTY TRANSACTIONS
     The owner of Firstock Financial Services, Inc. is also a trustee of the Contrarian Value Fund. This individual may receive benefits from any management fee paid to the Advisor. Waterhouse Securities, Inc. provides research and quotation services to the Fund at no charge due to an arrangement with Firstock Financial Services, Inc., the Advisor. The beneficial ownership either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of July 31, 2000, National Investor Services owned of record in aggregate more than 99% of the Fund.


  4.)CAPITAL STOCK AND DISTRIBUTION
     At July 31, 2000 an indefinite number of shares of capital stock ($.10 par value) were authorized, and paid-in capital amounted to $719,322.

  5.)PURCHASES AND SALES OF SECURITIES
     During the six months ending July 31, 2000, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,234,152 and $1,481,767 respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0 respectively.

  6.)SECURITY TRANSACTIONS
     For Federal income tax purposes, the cost of investments owned at July 31, 2000 was the same as identified cost. At July 31, 2000, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

 Appreciation          (Depreciation)          Net Appreciation (Depreciation)
     1,651                (19,093)                        (17,442)




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 Contrarian Value Fund
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                                Board of Trustees
                                 Mark H. Baumann
                                 Jane A. Baumann
                              John R. Wingender Jr.
                               Robin R. Richardson
                                  Gary L. Teel

                               Investment Adviser
                        Firstock Financial Services, Inc.
                        808 south 74th Plaza, Suite #113
                           Omaha, Nebraska 68114-4666

                             Dividend Paying Agent,
                         Shareholders' Servicing Agent,
                                 Transfer Agent
                           Mutual Shareholder Services
                           1301 E. 9th St., Suite 1005
                              Cleveland, Ohio 44114

                                    Custodian
                                Fifth Third Bank
                              Mutual Fund Services
                            38 Fountain Square Plaza
                                    MD 1090E5
                             Cincinnati, Ohio 45263

                                     Counsel
                     Anderson, Berkshire, Lauritsen & Brower
                       8805 Indian Hills Dr., Suite.# 200
                              Omaha, Nebraska 68114

                              Independent Auditors
                        McCurdy & Associates CPA's, Inc.
                                27955 Clemens Rd
                              Westlake, Ohio 44145


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